BUSINESS COMBINATIONS	9 Months Ended
Sep. 30, 2025
Business Combination [Line Items]
BUSINESS COMBINATIONS	BUSINESS COMBINATIONS
Meridian Labs
On June 5, 2025, the Company completed its purchase of Meridian Labs LLC, a technology consulting firm focused on blockchain development. The purchase price was $4.2 million, inclusive of $3.1 million of estimated contingent consideration to be paid in equal amounts of cash and Class A common stock. The amount of contingent consideration payable is determined by whether the acquired business achieves certain operational milestones. The maximum amount of contingent consideration would be $5.0 million if all of operating milestones are achieved. The Company accounted for the acquisition under ASC Topic 805, Business Combinations (“ASC 805”). The Company recognized approximately $4.2 million of goodwill which was attributed to the Digital Assets segment as a result of this acquisition.
Fierce
On December 9, 2024, a subsidiary controlled by the Company acquired all shares of Fierce Technology, Inc. (“Fierce”), a financial application software provider, for approximately $12.5 million ($3.0 million in cash and $9.5 million in equity). The Company determined that the acquisition of Fierce constituted a business combination under ASC 805.
The consideration transferred was measured at the fair value of the cash and equity paid, and the estimated contingent consideration of approximately $1.2 million, in the form of shares of Class A common stock, that is payable by the Company upon determination of the final working capital amounts. The Company recognized the following assets and liabilities in relation to the acquisition of Fierce:

(in thousands)
Cash	$315
Intangible assets	411
Goodwill	8,588
Other non-current assets	3,296
Total assets	$12,610

Deferred tax liability	110
Total liabilities	$110
The Company recorded $8.6 million of goodwill which was attributed to the Digital Assets segment as a result of this acquisition. Goodwill represents the future economic benefit arising from assets acquired which could not be individually identified and separately recognized. Goodwill was attributed to the expected synergies from combining operations with GDH LP and the expected future cash flows of the combined business. The Company also recognized a deferred tax asset of $3.3 million related to the net operating losses of Fierce that the Company expects to utilize. The goodwill from this acquisition is not deductible for tax purposes.
Acquired intangible assets as a result of this acquisition included trade names, trademarks, and technology platforms valued at $0.4 million. The intangible assets were measured at acquisition date fair value using an income approach in accordance with the Company’s accounting policies.
The Company incurred acquisition related transaction costs of $0.2 million, of which the majority represented legal fees. The revenue and net income included in the Company’s consolidated statements of operations contributed by Fierce for the year ended December 31, 2024, from the date of the acquisition, were not material to the Company.
In August 2025, the Financial Industry Regulatory Authority approved the Company’s acquisition of FIN2, LLC (“FIN2”), which the Company subsequently completed for $425,000. This acquisition was in connection with the Company’s December 2024 acquisition of Fierce. The full amount of the purchase has been allocated to goodwill.
CryptoManufaktur
On July 18, 2024, a subsidiary controlled by the Company acquired the assets of CryptoManufaktur LLC (“CMF”) for approximately $12.4 million. The Company determined that the acquisition of CMF constituted a business combination under ASC 805. CMF provides staking infrastructure, primarily on the Ethereum blockchain, as well as data oracle services.
The consideration transferred was measured at the fair value of the cash and equity paid, and the estimated contingent consideration of approximately $5.5 million, which is payable by the Company if CMF achieves certain financial and operating targets through the end of 2026. On February 28, 2025, an additional 76,573 shares were issued for milestone consideration. The Company recognized the following assets and liabilities in relation to the acquisition of CMF on July 18, 2024:

(in thousands)
Intangible assets	$7,213
Goodwill	5,193
Counterparty digital assets	943,445
Total assets	$955,851

Counterparty digital asset obligations	943,445
Accounts payable and accrued liabilities	21
Total liabilities	$943,466
The Company recorded $5.2 million of goodwill as a result of this acquisition which was attributed to the Digital Assets segment. Goodwill was attributed to the expected synergies from combining operations with GDH LP and the expected future cash flows of the combined business. The Company expects all of the goodwill from this acquisition to be deductible for tax purposes.
Acquired intangible assets as a result of this acquisition included customer relationships valued at $7.2 million, which will be amortized over an estimated useful life of 5 years. The intangible assets were measured at acquisition date fair value using an income approach in accordance with the Company's accounting policies.
The Company incurred acquisition related transaction costs of $0.5 million of which the majority represented professional fees. The revenue and net income included in the Company's condensed consolidated interim statements of operations contributed by CMF for the year ended December 31, 2024, from the date of the acquisition, were not material to the Company.
Galaxy Digital Holdings, LP
Business Combination [Line Items]
BUSINESS COMBINATIONS	BUSINESS COMBINATIONS
Fierce
On December 9, 2024, a subsidiary controlled by the Company acquired all shares of Fierce Technology, Inc. ("Fierce"), which provides financial application software, for approximately $12.5 million ($3.0 million in cash and $9.5 million in equity). The Company determined that the acquisition of Fierce constituted a business combination under ASC Topic 805, Business Combinations (“ASC 805”).
The consideration transferred was measured at the fair value of the cash and equity paid, and the estimated contingent consideration of approximately $1.2 million, in the form of GDH Ltd. shares, that is payable by the Company upon determination of the final working capital amounts. The Company recognized the following assets and liabilities in relation to the acquisition of Fierce:

(in thousands)
Cash	$315
Intangible assets	411
Goodwill	8,588
Other non-current assets	3,296
Total assets	$12,610

Deferred tax liability	110
Total liabilities	$110
The Company recorded $8.6 million of goodwill which was attributed to the Digital Assets segment. Goodwill represents the future economic benefit arising from assets acquired which could not be individually identified and separately recognized. Goodwill was attributed to the expected synergies from combining operations with GDH LP and the expected future cash flows of the combined business. The Company also recognized a deferred tax asset of $3.3 million related to the net operating losses of Fierce that the Company expects to utilize. The goodwill from this acquisition is not deductible for tax purposes.
Acquired intangible assets included trade names, trademarks, and technology platforms valued at $0.4 million. The intangible assets were measured at acquisition date fair value using an income approach in accordance with the Company's accounting policies.
The Company incurred acquisition related transaction costs of $0.2 million, of which the majority represented legal fees. The revenue and net income included in the Company's consolidated statements of operations contributed by Fierce for the year ended December 31, 2024, from the date of the acquisition, were not material to the Company. The pro forma impact of the acquisition on the Company’s revenue and net income for the years ended December 31, 2024 and 2023 would not have been material to the Company.
CryptoManufaktur
On July 18, 2024, a subsidiary controlled by the Company acquired the assets of CryptoManufaktur LLC (“CMF”) for approximately $12.4 million. The Company determined that the acquisition of CMF constituted a business combination under ASC 805. CMF provides staking infrastructure, primarily on the Ethereum blockchain, as well as data oracle services.
The consideration transferred was measured at the fair value of the cash and equity paid, and the estimated contingent consideration of approximately $5.5 million, which is payable by the Company if CMF achieves certain financial and operating targets through the end of 2026. On February 28, 2025, an additional 76,573 shares were issued for milestone consideration. The Company recognized the following assets and liabilities in relation to the acquisition of CMF on July 18, 2024:

(in thousands)
Intangible assets	$7,213
Goodwill	5,193
Counterparty digital assets	943,445
Total assets	$955,851

Counterparty digital asset obligations	943,445
Accounts payable and accrued liabilities	21
Total liabilities	$943,466
The Company recorded $5.2 million of goodwill which was attributed to the Digital Assets segment. Goodwill represents the future economic benefit arising from assets acquired which could not be individually identified and separately recognized. Goodwill was attributed to the expected synergies from combining operations with GDH LP and the expected future cash flows of the combined business. The Company expects all of the goodwill from this acquisition to be deductible for tax purposes.
Acquired intangible assets included customer relationships valued at $7.2 million, which will be amortized over an estimated useful life of 5 years. The intangible assets were measured at acquisition date fair value using an income approach in accordance with the Company's accounting policies.
The Company incurred acquisition related transaction costs of $0.5 million, of which the majority represented professional fees. The revenue and net income included in the Company's consolidated statements of operations contributed by CMF from the date of the acquisition were not material to the Company. The pro forma impact of the acquisition on the Company’s revenue and net income for the year ended December 31, 2024 would have been an increase of approximately $22 million and $2 million, respectively. The pro forma impact of the acquisition on the Company’s revenue and net income for the year ended December 31, 2023 would have been $21 million and $1 million, respectively.
GK8
On February 21, 2023, a subsidiary controlled by the Company acquired the net assets of GK8 Ltd. from the Celsius Estate for $44 million. The Company determined that the acquisition of GK8's net assets ("GK8") constituted a business combination under ASC 805. GK8 is a developer of secure technology solutions for self-custody of digital assets by institutions operated through Galaxy GDS Crypto Technologies Israel Ltd, providing customers with software that allows them to generate and store the private keys to their digital assets, as well as to generate multi-signature backup keys, in a secure cold storage vault. It is a leading technology provider for institutions looking to self-custody their digital assets with the highest possible security, using patented technology to safely store cryptocurrencies and execute blockchain transactions.
The consideration transferred was measured at the fair value of the cash paid, $44 million, on February 21, 2023 in exchange for the net identifiable assets of GK8 and goodwill identified below:

(in thousands)
Receivables	$814
Prepaid expenses and other assets	190
Property and equipment	128
Intangibles	23,258
Goodwill(1)	19,612
Total assets	$44,002

Accounts payable and accrued liabilities	109
Total liabilities	$109
Goodwill represents the future economic benefit arising from assets acquired which could not be individually identified and separately recognized. Goodwill was attributed to the expected synergies from combining operations with GDH LP and the expected future cash flows of the business. The Company expects $17.2 million of goodwill from this acquisition to be deductible for tax purposes.
Intangible assets acquired included customer relationships valued at $2.9 million, which will be amortized over an estimated useful life of 3 years; trade names and trademarks valued at $3.2 million, inclusive of measurement period adjustments, which will be amortized over an estimated useful life of 3 years; and technology valued at $17.2 million, which will be amortized over an estimated useful life of 5 years. The intangible assets were measured at acquisition date fair value using an income approach in accordance with the Company's accounting policies.
The Company incurred acquisition related transaction costs of $2.3 million, of which the majority represented professional fees. The pro forma impact of the acquisition on the Company's revenue and net income for the years ended on December 31, 2023 and 2022 would not have been material.